Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Principles of consolidation
a) Principles of consolidation: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"), which include the accounts of Star Bulk and its wholly owned subsidiaries referred to in Note 1 above. All intercompany balances and transactions have been eliminated in the consolidation.
Star Bulk as the holding company determines whether it has controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under ASC 810 "Consolidation", a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and make financial and operating decisions. Star Bulk consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%), of the voting interest.
A variable interest entity ("VIE") is an entity as defined under ASC 810-10, which in general either does not have equity investors with voting rights or has equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company absorbs a majority of an entity's expected losses, receives a majority of an entity's expected residual returns, or both. The company with a controlling financial interest, known as the primary beneficiary, is required to consolidate the VIE. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of December 31, 2012, 2013 and 2014, no such interest existed.

Equity method investment
b)      Equity method investments: Investments in the equity of entities over which the Company exercises significant influence, but does not exercise control are accounted for by the equity method of accounting. Under this method, the Company records such an investment at cost and adjusts the carrying amount for its share of the earnings or losses of the entity subsequent to the date of investment and reports the recognized earnings or losses in income. The Company also evaluates whether a loss in value of an investment that is other than a temporary decline should be recognized. Evidence of a loss in value might include absence of an ability to recover the carrying amount of the investment or inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment. Dividends received reduce the carrying amount of the investment. When the Company's share of losses in an entity accounted for by the equity method equals or exceeds its interest in the entity, the Company does not recognize further losses, unless the Company has made advances, incurred obligations and made payments on behalf of the entity.

Use Of Estimates
  c)      Use of estimates: The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the accompanying consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates under different assumptions or conditions.

Comprehensive income/ (loss)
d)      Comprehensive income/ (loss): The statement of comprehensive income / (loss) presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. Reclassification adjustments are presented out of accumulated other comprehensive income / (loss) on the face of the statement in which the components of other comprehensive income / (loss) are presented or in the notes to the financial statements. The Company follows the provisions of ASC 220 "Comprehensive Income", and presents items of net income / (loss), items of other comprehensive income / (loss) ("OCI") and total comprehensive income / (loss) in two separate and consecutive statements.

Concentration of credit risk
  e)       Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and restricted cash, trade accounts receivable and derivative contracts (including freight derivatives, bunker derivatives and interest rate swaps). The Company's policy is to place cash and cash equivalents, and restricted cash with financial institutions evaluated as being creditworthy and are exposed to minimal interest rate and credit risk. The Company may be exposed to credit risk in the event of non-performance by counter parties to derivative instruments. To decrease this risk, the Company limits its exposure in over-the-counter transactions by diversifying among counter parties with high credit ratings, and selects freight derivatives, if any, that clear through the London Clearing House. The Company performs periodic evaluations of the relative credit standing of those financial institutions In addition, the Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition.

Foreign currency transactions
  f)      Foreign currency transactions: The functional currency of the Company is the U.S. Dollar since its vessels operate in the international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the period are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the consolidated balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are converted into U.S. Dollars at the period-end exchange rates. Resulting gains or losses are included in “Interest and other income” in the accompanying consolidated statements of operations.

Cash and cash equivalents
g)      Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted cash
h)      Restricted cash: Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company's borrowing arrangements, which are legally restricted as to withdrawal or use. In the event that the obligation to maintain such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets. Otherwise, they are classified as non-current assets.

Trade accounts receivable
  i)      Trade accounts receivable, net: The amount shown as trade accounts receivable, at each balance sheet date, includes estimated amounts recovered from each voyage or time charter net of any provision for doubtful debts. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables. As of December 31, 2013 and 2014, provision for doubtful receivables was nil.

Inventories	j) Inventories: Inventories consist of consumable lubricants and bunkers, which are stated at the lower of cost or market value. Cost is determined by the first in, first out method.
Vessels, net
  k)      Vessels, net: Vessels are stated at cost, which consists of the purchase price and any material expenses incurred upon acquisition, such as initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for her initial voyage. Any subsequent expenditure, when it does not extend the useful life of the vessel, increase the earning capacity or improve the efficiency or safety of the vessel, is expensed as incurred.
The cost of each of the Company's vessels is depreciated beginning when the vessel is ready for its intended use, on a straight-line basis over the vessel's remaining economic useful life, after considering the estimated residual value (vessel's residual value is equal to the product of its lightweight tonnage and estimated scrap rate per ton).  Management estimates the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

Advances for vessels under construction
l)      Advances for vessels under construction: Advances made to shipyards during construction periods are classified as "Advances for vessels under construction and acquisition of vessels" until the date of delivery and acceptance of the vessel, at which date they are reclassified to "Vessels and other fixed assets, net". Advances for vessels under construction also include supervision costs, amounts paid under engineering contracts, capitalized interest and other expenses directly related to the construction of the vessel. Financing costs incurred during the construction period of the vessels are also capitalized and included in the vessels' cost.

Fair value of above/below market acquired time charter
m)      Fair value of above/below market acquired time charter:  The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired. The value of above or below market acquired time charters is determined by comparing the existing charter rates in the acquired time charter agreements with the market rates for equivalent time charter agreements prevailing at the time the foregoing vessels are delivered.  Such intangible asset or liability is recognized ratably as an adjustment to revenues over the remaining term of the assumed time charter.

Impairment of long-lived assets
n)      Impairment of long-lived assets: The Company follows guidance related to Impairment or Disposal of long-lived assets which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company should evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value. In this respect, management regularly reviews the carrying amount of the vessels on a vessel-by-vessel basis, when events and circumstances indicate that the carrying amount of the vessels might not be recoverable (such as vessel sales and purchases, business plans, obsolescence or damage to the asset and overall market conditions). When impairment indicators are present, the Company compares undiscounted cash flows to the carrying values of the Company's vessels to determine if the assets were impaired. In developing its estimates of future undiscounted cash flows, the Company makes assumptions and estimates about vessels' future performance, with the significant assumptions being related to charter rates, ship operating expenses, vessels' residual value, fleet utilization and the estimated remaining useful lives of the vessels, assumed to be 25 years from the delivery of the vessel from the shipyard. These assumptions are based on current market conditions and historical trends as well as future expectations. The projected net operating cash flows are being determined by considering the charter revenues from existing time charters for the fixed vessel days and an estimated daily time charter equivalent for the unfixed days over the estimated remaining economic life of each vessel, net of brokerage and address commission, expected outflows for scheduled vessel maintenance (dry-docking and special surveys) and vessel's operating expenses assuming an average annual inflation rate of 3% and fleet utilization of 98%. The salvage value used in the impairment test is estimated to be $200 per light weight ton (LWT), in accordance with the Company's vessel depreciation policy. Estimates of revenue are based on the current Forward Freight Agreements, or “FFAs”, rates for as long as they are available and historical average rates of similar size vessels for the period thereafter. If the Company's estimate of undiscounted future cash flows for any vessel is lower than the vessel's carrying value, the carrying value is written down to the vessel's fair market value with a charge recording in earnings.

As of December 31, 2013, the Company performed impairment review only for the two vessels Star Aurora and Star Polaris, whose carrying values were below their market values because: (i) during the year 2013, the BDI recovered to an annual average of 1,206, as compared to 920 in 2012; (ii) after the recognized impairment loss of $303.2 million in 2012 as described above, the carrying values of all the Company's vessels had been adjusted in line with their market values; and (iii) events and circumstances indicated that, since Company's latest performed impairment test of September 30, 2012, no adverse factors had occurred or were evidenced that could indicate that the carrying values of Company's vessels may not be recoverable. For the impairment review of the Star Aurora and Star Polaris the Company used the same framework for estimating projected undiscounted cash flow as described above. As a result of the improved market conditions, this analysis indicated that the carrying amount of the respective vessels was recoverable, and no asset impairment was necessary for the year ended December 31, 2013.
Due to continued global economic downturn and the prevailing conditions in the shipping industry, as of December 31, 2014, the Company performed an impairment analysis for 51 out of the Company's 62 vessels, whose carrying values were below their respective market values. Based on the analysis conducted under the same framework for estimating projected undiscounted cash flow as described above, the future undiscounted projected cash flows expected to be earned by each of these vessels over its operating life were in excess compared to each vessel's carrying value. No asset impairment was, therefore, necessary for the year ended December 31, 2014.
Although the Company believes that the assumptions used to evaluate potential impairment loss are based on historical trends and are reasonable and appropriate, such assumptions are highly subjective. In this respect the Company's analysis for the year ended December 31, 2014 also involved sensitivity tests to the model inputs that it considered as more important and likely to change. In particular, the Company modified the utilization ratio, reducing it from approximately 98% to approximately 92% under a worst case scenario, in order to illustrate the increased idle time of vessels under a weak market environment. The Company did not sensitize its model with regards to freight rate assumption for the unfixed vessels, as it considers the FFA rates as of December 31, 2014 to approximate historical low levels, hence fully reflect the conceivable downside scenario. It also deflated the budgeted operating expenses for the year 2015 so as to simulate the expected management's reaction under a low revenue environment.

Vessels held for sale
  o)      Vessels held for sale: It is the Company's policy to dispose of vessels when suitable opportunities occur. The Company classifies a vessel as being held for sale when all of the following criteria, enumerated under ASC 360 “Property, Plant, and Equipment”, are met: (i) management has committed to a plan to sell the vessel; (ii) the vessel is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the vessel have been initiated; (iv) the sale of the vessel is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the vessel is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.
              Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. The resulting difference, if any, is recorded under "Vessel impairment loss" in the accompanying consolidated statement of operations. The vessels are not depreciated once they meet the criteria to be classified as held for sale. At December 31, 2013 and 2014, there were no vessels held for sale.

Financing costs
 p)      Financing costs: Fees paid to lenders or required to be paid to third parties on the lenders' behalf for obtaining new loans, senior notes or for refinancing existing loans, are recorded as deferred charges. Deferred charges are expensed as interest and finance costs using the effective interest rate method over the duration of the relevant loan facility. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period in which the repayment or refinancing is made, subject to the guidance regarding Debt Extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced is deferred and amortized over the term of the relevant credit facility in the period in which the refinancing occurs.

Pension and retirement benefit obligations - administrative personnel
  q)      Pension indemnities: Administrative employees are covered by state-sponsored pension funds of Greece. Both employees and the Company are required to contribute a portion of the employees' gross salary to the fund.  The related expense is recorded under "General and administrative expenses" in the accompanying consolidated statements of operations and the corresponding liability at each period end is reflected within “Accounts payable” in the accompanying consolidated balance sheets. Upon retirement, the state-sponsored pension funds are responsible for paying the employees retirement benefits without recourse to the Company.

Stock incentive plan awards
  r)      Stock incentive plan awards:  Stock based compensation represents the cost of vested and non-vested shares granted to employees and to directors, for their services, and is included in "General and administrative expenses" in the consolidated statements of operations. These shares are measured at their fair value equal to the market value of the Company's common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is expensed on the grant date. Guidance related to stock compensation describes two generally accepted methods of recognizing expense for non-vested share awards with a graded vesting schedule for financial reporting purposes: 1) the ''accelerated method'', which treats an award with multiple vesting dates as multiple awards and results in a front-loading of the costs of the award and 2) the ''straight-line method'' which treats such awards as a single award and results in recognition of the cost ratably over the entire vesting period. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and a total fair value of such shares is recognized using the accelerated method.

Dry-docking and special survey expenses	s) Dry docking and special survey expenses: Dry docking and special survey expenses are expensed when incurred.
Accounting for revenue and related expenses
  t)      Accounting for revenue and related expenses: The Company generates its revenues from charterers for the charterhire of its vessels under time charter agreements, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charterhire rate, or voyage charter agreements, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate.
Under time charter agreements, voyage costs, such as fuel and port charges are borne and paid by the charterer. Company's time charter agreements are classified as operating leases. Revenues under operating lease arrangements are recognized when a charter agreement exists, the charter rate is fixed and determinable, the vessel is made available to the lessee and collection of the related revenue is reasonably assured. Revenues are recognized ratably on a straight line basis over the period of the respective charter agreement in accordance with guidance related to leases.
Revenue from voyage charter agreements is recognized on a pro-rata basis over the duration of the voyage. Under voyage charter agreements, all voyage costs are borne and paid by the Company. Demurrage income, which is included in voyage revenues, represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements and is recognized when an arrangement exists, services have been performed, the amount is fixed or determinable and collection is reasonably assured. Deferred revenue includes cash received prior to the balance sheet date and is related to revenue to be earned after such date. The portion of the deferred revenue that will be earned within the next twelve months is classified as current liability and the remaining (if any) as long term liability.
Vessel operating expenses include crew wages and related costs, the cost of insurance and vessel registry, expenses relating to repairs and maintenance, the costs of spares and consumable stores, tonnage taxes, regulatory fees, technical management fees and other miscellaneous expenses. Payments in advance for services are recorded as prepaid expenses.
Voyage expenses consist of bunker consumption, port expenses and agency fees related to the voyage. In addition, voyage expenses include expenses related to the charter-in of vessels owned by third parties, whenever this is applicable. Such expenses are recognized on a pro-rata basis over the duration of the voyage.
Brokerage commissions are paid by the Company. Brokerage commissions are recognized over the related charter period and included in voyage expenses. Voyage expenses and vessel operating expenses are recognized as incurred.

Fair value measurements
  u)      Fair value measurements: The Company follows the provisions of ASC 820 "Fair Value Measurements and Disclosures" that defines and provides guidance as to the measurement of fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity's own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy (Note 19).

Earnings/(loss) per common share
v)      Earnings/ (loss) per share: Earnings or loss per share are computed in accordance with guidance related to Earnings per Share. Basic earnings or loss per share are calculated by dividing net income or loss available to common shareholders by the basic weighted average number of common shares outstanding during the period. Diluted earnings per share reflect the potential dilution assuming that common shares were issued for the exercise of outstanding in-the-money warrants and non-vested shares and the hypothetical proceeds, including proceeds from warrant exercise and average unrecognized stock-based compensation cost thereof, were used to purchase common shares at the average market price during the period such warrants and non-vested shares were outstanding (Note 13).

Segment reporting
w)      Segment reporting: The Company has determined that it operates under one reportable segment relating to its operations of dry bulk vessels. The Company reports financial information and evaluates its operations and operating results by total charter revenues and not by the type of vessel, length of vessel employment, customer or type of charter. As a result, management, including the Chief Operating Officer, who is the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus, the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide, subject to restrictions as per the charter agreement, and, as a result, the disclosure of geographic information is impracticable.

Accounting for leases
x)      Accounting for leases: Leases of assets under which substantially all the risks and rewards of ownership are effectively retained by the lessor are classified as operating leases. Lease payments under an operating lease are recognized as an expense on a straight-line method over the lease term. Leases that meet the criteria for capital lease classification under ASC 840 “Leases” are classified as capital leases. As of December 31, 2014 the Company was the lessee under certain capital lease arrangements as further disclosed in Note 6. As of December 31, 2014, the Company held no operating lease arrangements acting as lessee other than its office leases.

Derivatives
 y)      Derivatives: The Company enters into derivative financial instruments to manage risk related to fluctuations of interest rates. In case the instruments are eligible for hedge accounting, at the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument's effectiveness in offsetting exposure to changes in the hedged item's cash flows attributable to the hedged risk. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss.  Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed at each reporting date to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated. All derivatives are recorded on the balance sheet as assets or liabilities and are measured at fair value.  For derivatives designated as cash flow hedges, the effective portion of the changes in their fair value is recorded in Accumulated other comprehensive income / (loss) and is subsequently recognized in earnings, under “Interest and finance costs” when the hedged items impact earnings, while the ineffective portion, if any, is recognized immediately in current period earnings under “Gain / (Loss) on derivative financial instruments, net”.
The changes in the fair value of derivatives not qualifying for hedge accounting are recognized in earnings.  The Company discontinues cash flow hedge accounting if the hedging instrument expires or is sold, terminated or exercised and it no longer meets all the criteria for hedge accounting or if the Company de-designates the instrument as a cash flow hedge.  At that time, any cumulative gain or loss on the hedging instrument recognized in equity remains in equity until the forecasted transaction occurs or until it becomes probable of not occurring.  When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in earnings. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is reclassified to earnings for the year.
Following the hedging designations made during the third quarter of 2014 (Note 19), all of the Company's interest rates swaps effective as of December 31, 2014 have been designated as accounting hedges. No hedge accounting was applied in prior periods.

Recent accounting pronouncements
z) Recent accounting pronouncements:
Revenue from Contracts with Customers: In May 2014, the FASB issued Accounting Standards Update (ASU) No.  2014-09, Revenue from Contracts with Customers. ASU 2014-09 will eliminate transaction- and industry-specific revenue recognition guidance under current U.S. GAAP and replace it with a principles-based approach for determining revenue recognition. ASU 2014-09 will require that companies recognize revenue based on the value of transferred goods or services as they occur in the contract. ASU 2014-09 will also require additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016. Early application is not permitted. Entities can transition to the standard either retrospectively or as a cumulative-effect adjustment as of the date of adoption. Presently, the Company is assessing what effect the adoption of ASU 2014-09 will have on its financial statements and accompanying notes.
Presentation of Financial Statements - Going Concern: In August 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern. ASU 2014-15 provides U.S. GAAP guidance on management's responsibility in evaluating whether there is substantial doubt about a company's ability to continue as a going concern and on related required footnote disclosures. For each reporting period, management will be required to evaluate whether there are conditions or events that raise substantial doubt about a company's ability to continue as a going concern within one year from the date the financial statements are issued. ASU 2014-15 is applicable to all entities and is effective for annual reporting periods ending after December 15, 2016 and for annual and interim reporting periods thereafter. Early application is permitted. Presently, the Company is assessing what effect the adoption of ASU 2014-15 will have on its financial statements and accompanying notes.